Fair value option - Assets and Liabilities (Details) - Investment Management funds - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets of consolidated investment management funds:
Trading assets	$ 482	$ 229
Other assets	5	16
Total assets	487	245
Liabilities of consolidated investment management funds:
Other liabilities	3	1
Total liabilities	$ 3	$ 1